Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Fair Value Measurement Inputs Level 1 [Table Text Block]
	ASC 820 Level	December 31, 2013	December 31, 2012
Assets:
Cash and cash equivalents	Level 1	6,681	7,041
Short term investments	Level 1	1,000	1,036
Liabilities:
Short-term borrowings	Level 1	2,208	2,095
Long-Term Debt	Level 1	328	622
Debentures	Level 3	-	4,416
Investor Warrants	Level 3	3,150	1,571
Placement Agent Warrants	Level 3	289	183

Schedule Of Fair Value Measurement Inputs Level 3 [Table Text Block]
All amounts in thousands Euros unless otherwise stated	As of Dec. 31, 2013	Impact of the May 2013 Placement		Fair-value adjustments & amortized costs		USD/EUR Exch. impact	As of Dec. 31, 2012
		Reimburse- ment of non- Convertible Debentures	New granted Warrants	FV adjust- ments (see note 19)	Amorti- zation costs
Outstanding nominal amount in thousand US Dollar	-	(8,000)	-	-	-	-	8,000
Non Convertible Debentures	-	(6,015)	-	-	1,637	(38)	4,416
TOTAL Debentures	-	(6,015)	-	-	1,637	(38)	4,416
Investor Warrants 2012	1,522	-		18	-	(67)	1,571
Placement Agent Warrants 2012	181	-		5	-	(7)	183
Investor Warrants 2013	1,628	-	2,725	(928)	-	(169)	-
Placement Agent Warrants 2013	109	-	225	(103)	-	(13)	-
Total Financial instruments carried at fair value	3,439	-	2,950	(1, 007)	-	(256)	1,754
TOTAL =	3,439	(6,015)	2,950	(1, 007)	1,637	(294)	6,170

ScheduleOfFairValueMeasurement Input Level 3 bis [Table Text Block]
All amounts in thousands Euros unless otherwise stated	As of Dec. 31, 2012	Impact of the January 2012 Exchange Agreement			Impact of the March 2012 Placement		Fair-value adjustments & amortized costs		USD/EUR Exch. impact	As of Dec. 31, 2011
		Cash	Exchange	Debt Issuan- ce Costs	Reimburse- ment of non- Convertible Debentures	New granted Warrants	FV adjust- ments (see note 19)	Amorti- zation costs
Outstanding nominal amount in thousand US Dollar	8,000	(500)	-	-	(2,000)	-	-	-	-	10,500
Convertible Debentures carried at fair value	-	(385)	(6,948)	-	-	-	282	-	(34)	7,085
Non Convertible Debentures	4,416	-	4,883	(171)	(1,526)	-	-	1,292	(62)
TOTAL Debentures	4,416	(385)	(2,065)	(171)	(1,526)	-	282	1,292	(96)	7,085
Investor Warrants 2007	-	-	(373)	-	-	-	178	-	-	195
Investor Warrants 2012	1,571	-	-	-	-	1,629	(75)	-	17	-
Placement Agent Warrants	183	-	-	-	-	192	(11)	-	2	-
Total Financial instruments carried at fair value	1,754	-	(373)	-	-	1,821	92	-	19	195
TOTAL =	6,170	(385)	(2,437)	(171)	(1,526)	1,821	374	1,292	(78)	7,280